PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS
NOTE 5:-    PREPAID EXPENSES AND OTHER CURRENT ASSETS

	December 31,
	2024	2023

Government authorities	$9,656	$10,696
Hedging transaction asset	13,144	6,572
Prepaid expenses	20,909	17,889
Receivables related to share-based awards (*)	72,265	6,266
Other current assets	12,603	6,369

	$128,577	$47,792

(*) Represent amounts due to the Company for tax payments made by the Company on behalf of employees and other beneficiaries in connection with the exercise of share-based awards.